CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (243,977)	$ (50,078)	$ (237,950)	$ (250,006)	$ (127,007)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,717	3,381	12,606	15,689	15,536
Loss on disposal of fixed assets			205	645	143
Asset impairment charge			0	0	121
Stock-based compensation	4,314	4,642	21,840	16,061	10,282
Amortization of debt discount and issuance costs	3,854	3,337	14,297	34,809	6,045
Accretion of debt PIK interest	1,895	1,812
Accretion of debt end of term charge and PIK interest			7,475	8,207	3,501
Gain on debt extinguishment			(10,007)	0	0
Loss on valuation of derivative and warrant liabilities			0	70,177	12,989
Loss on debt extinguishment	177,939	0	(10,201)	0	0
Others	(1,101)	494	(1,931)	1,281	(153)
Changes in operating assets and liabilities:
Accounts receivable	31,622	3,287	(48,693)	(29,928)	(7,216)
Inventory	(35,922)	(13,830)	(54,495)	(20,181)	2,182
Prepaid expenses and other current assets	12,996	333	(35,671)	(8,021)	(1,043)
Deferred cost of goods sold	849	(824)	(2,488)	221	(797)
Operating lease right-of-use assets and liabilities	(123)	4	3,936	30	87
Other assets	(367)	309	(13,521)	(1,974)	1,575
Accounts payable and accrued liabilities	29,501	(3,485)	14,850	27,447	(4,090)
Deferred revenue, current and non-current	17,997	(1,664)	30,991	6,586	9,599
Other non-current liabilities	2,913	134	1,949	2,696	2,176
Net cash used in operating activities	7,107	(52,148)	(296,607)	(126,261)	(76,070)
Cash flows from investing activities:
Purchase of investments	(76,121)	(202,479)	(446,418)	(587,846)	(108,960)
Proceeds from maturities of investments	174,000	140,000	690,000	164,000	80,000
Purchase of property and equipment	(8,451)	(9,173)	(59,475)	(23,435)	(25,565)
Net cash provided by (used in) investing activities	89,428	(71,652)	184,107	(447,281)	(54,525)
Cash flows from financing activities:
Merger and PIPE financing			0	644,695	0
Payment of tax withholding obligations on earnout shares			0	(634)	0
Proceeds from debt, net of issuance costs			0	0	219,471
Repayment of debt			0	(17,083)	(22,787)
Repayment of finance obligation			0	(2,642)	(484)
Proceeds from (repayment of) government grants	0	(700)
Proceeds from (repayment of) government grants			(700)	1,323	275
Proceeds from exercise of stock options and warrants	113	1,833	9,779	6,790	4,168
Proceeds from employee stock purchase plan			2,994	0	0
Other financing activities	(2,438)	(8)	4,083	0	0
Net cash provided by financing activities	(2,325)	1,125	16,156	632,449	200,643
Net increase (decrease) in cash and cash equivalents, and restricted cash	94,210	(122,675)	(96,344)	58,907	70,048
Cash and cash equivalents, and restricted cash at the beginning of year	86,260	182,604	182,604	123,697	53,649
Cash and cash equivalents, and restricted cash at the end of year	180,470	59,929	86,260	182,604	123,697
Supplemental disclosures of cash flow information:
Cash paid for interest	2,164	2,094	8,467	9,074	5,827
Cash paid for income taxes	0	0	0	15	9
Non-cash investing and financing activity:
Assets acquired through accounts payable and accrued liabilities	$ 2,704	$ 7,087	4,113	4,955	659
Non-cash transfer of leased assets to inventory			515	2,046	635
Reclassification of Convertible Notes warrants liability upon exercise			0	17,696	0
Conversion of Convertible Notes into common stock			0	48,607	0
Reclassification of remaining Convertible Notes warrants liability upon the reverse recapitalization			0	69,320	0
Reclassification of derivative liability upon the reverse recapitalization			0	182,554	0
Conversion of preferred stock into common stock			0	627,315	0
Cashless warrant exercise			0	53,326	0
Non-cash long-term investment			$ 0	$ 1,600	$ 0